Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 4,271	$ 4,244
Increases related to prior year tax positions	16,695	33
Increases related to current year tax positions	1,576	174
Settlements	(2,080)
Lapse of statutes	(278)	(180)
Ending balance	$ 20,184	$ 4,271